COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
2015	$ 6,708
2016	6,442
2017	6,571
2018	6,414
2019 and on	33,571
Total minimum lease payments	$ 59,706	[1]

[1]	Minimum payments have been reduced by minimum sublease rental of $ 1,218 (unaudited) due in the future under non-cancelable subleases.